Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, the table below includes information to demonstrate the relationship between NEO compensation and certain financial performance measures for fiscal years 2024, 2023, 2022, 2021 and 2020. For additional information about our performance-based pay philosophy and how we align executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis beginning on page 38.

Year	Summary compensation table total for PEO(1)(2)	Compensation actually paid to PEO(3)	Average summary compensation table total for non-PEO named executive officers(1)(4)	Average compensation actually paid to non-PEO named executive officers(5)	Value of initial fixed $100 investment based on:		Net income (Loss)	Average Annual Adjusted EBITDA as % of Average Annual Revenue Over a 3- Year Period(8)
					Total shareholder return(6)	Peer group total shareholder return(7)
2024	$2,922,992	$2,547,746	$1,309,206	$1,061,486	$57.08	$197.02	$(16,215,000)	8.1%
2023	$2,650,211	$3,984,477	$1,000,337	$1,225,010	$62.31	$157.59	$(26,421,000)	4.1%
2022	$1,640,327	$1,360,850	$723,885	$593,112	$36.85	$124.79	$(35,747,000)	2.4%
2021	$2,452,637	$2,278,865	$900,929	$801,499	$42.93	$152.39	$(25,578,000)	7.1%
2020	$2,784,517	$(116,350)	$1,012,628	$330,482	$47.33	$118.40	$(115,781,000)	10.6%

(1)	Mr. Gundermann was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2024	2020-2023
David C. Burney	David C. Burney
Nancy L. Hedges	James S. Kramer
James F. Mulato	Michael C. Kuehn
Mark A. Peabody	James F. Mulato
Mark A. Peabody

(2)	The dollar amounts reported are the total compensation reported for Mr. Gundermann for each fiscal year in the “Total” column of the Summary Compensation Table.
(3)
The dollar amounts reported represent the “compensation actually paid” to Mr. Gundermann as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gundermann during such fiscal years and are based on valuation assumptions required by the SEC, which may not reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the reported “Total” in the Summary Compensation Table for the applicable year is adjusted to determine the “compensation actually paid” amount as follows:

a.
The amount reflected in the “Stock Award” and “Option Award” columns of the Summary Compensation Table with respect to each NEO has been deducted from the Summary Compensation Table Total and substituted with an equity award value for each year calculated by adding or subtracting, as applicable, the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of such year; (i) the change in fair value from the end of the prior fiscal year of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; and (iii) for awards granted in prior fiscal years that vested in the applicable fiscal year, the amount equal to the change in value as of the vesting date (from the end of the prior fiscal year). The valuation assumptions used to calculate fair values on equity awards do not materially differ from those disclosed at the time of grant.

b.
The pension benefit value reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year is adjusted to account for the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Gundermann during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

c.
The following table discloses the amounts deducted from and added to the total compensation of our principal executive officer in determining our principal executive officer’s compensation actually paid for each fiscal year shown in the pay versus performance table:

Year	Summary Compensation Total	Plus/Minus: Change in Pension Value and Non- Qualified Deferred Compensation Earnings	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Compensation Actually Paid
2024	$2,922,992	$—	—	$(1,299,860)	$1,190,754	$(188,696)	$(77,444)	$2,547,746
2023	$2,650,211	$609,147	—	$(1,000,811)	$1,191,633	$1,260,507	$492,084	$3,984,477
2022	$1,640,327	—	—	$(1,000,010)	$979,770	$(211,354)	$(47,883)	$1,360,850
2021	$2,452,637	—	—	$(1,817,509)	$1,689,993	$(21,241)	$(25,015)	$2,278,865
2020	$2,784,517	$1,953,301	—	$(200,346)	$100,958	$(613,384)	$(234,793)	$(116,350)

(4)
The dollar amounts reported represent the average of the amounts reported for the Company’s Named Executive Officers (“NEOs”) as a group (excluding the CEO) in the “Total” column of the Summary Compensation Table in each applicable fiscal year.

(5)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs as a group (excluding the CEO) during such fiscal years and are based on valuation assumptions required by the SEC, which may not reflect actual amounts realized at vesting or exercise (as applicable). The average total compensation for the NEOs as a group (excluding the CEO) for each year was adjusted using the same methodology described in footnote (2) to determine the average compensation actually paid.

d.
The following table discloses the amounts deducted from and added to the average total compensation of our NEOs (excluding the CEO) in determining the average compensation actually paid to our NEOs (excluding the CEO) for each fiscal year shown in the pay versus performance table:

Year	Summary Compensation Total	Minus: Change in Pension Value and Non- Qualified Deferred Compensation Earnings	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior Year Awards That Remain Unvested as of Year-End	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards That Vested During Applicable Year	Average Compensation Actually Paid
2024	$1,309,206	$(103,370)	—	$(299,128)	$252,463	$(66,828)	$(30,857)	$1,061,486
2023	$1,000,337	$(183,967)	$21,086	$(200,647)	$240,741	$266,103	$81,357	$1,225,010
2022	$723,885	—	$27,517	$(320,170)	$220,213	$(49,583)	$(8,750)	$593,112
2021	$900,929	$(3,455)	$38,982	$(501,639)	$420,935	$(32,238)	$(22,015)	$801,499
2020	$1,012,628	$(455,508)	$44,516	$(144,327)	$72,736	$(150,877)	$(48,686)	$330,482

(6)	Cumulative total shareholder return “TSR” is calculated using the volume-weighted average stock price starting December 31, 2019 through December 31 of the applicable fiscal year.
(7)
Represents the peer group TSR using the volume-weighted average stock price starting December 31, 2019 through December 31 of the applicable fiscal year. The peer group used for this purpose is the S&P 500 Index.

(8)
As required by Item 402(v) of Regulation S-K, the Company has determined that average annual Adjusted EBITDA as a percentage of average annual revenue over a three-year period is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise disclosed in the table) used to link compensation actually paid to the Company’s NEOs to company performance for the most recently completed fiscal year. “Adjusted EBITDA” is defined as the Company’s earnings before interest, taxes, depreciation, and amortization, adjusted for any extraordinary, unusual or nonrecurring events, including, but not limited to insurance proceeds, legal settlements, impairments or unique investments in R&D projects.

Company Selected Measure Name	average annual Adjusted EBITDA as a percentage of average annual revenue over a three-year period
Named Executive Officers, Footnote
(1)	Mr. Gundermann was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2024	2020-2023
David C. Burney	David C. Burney
Nancy L. Hedges	James S. Kramer
James F. Mulato	Michael C. Kuehn
Mark A. Peabody	James F. Mulato
Mark A. Peabody

Peer Group Issuers, Footnote
(7)
Represents the peer group TSR using the volume-weighted average stock price starting December 31, 2019 through December 31 of the applicable fiscal year. The peer group used for this purpose is the S&P 500 Index.

PEO Total Compensation Amount	$ 2,922,992	$ 2,650,211	$ 1,640,327	$ 2,452,637	$ 2,784,517
PEO Actually Paid Compensation Amount	$ 2,547,746	3,984,477	1,360,850	2,278,865	(116,350)
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported represent the “compensation actually paid” to Mr. Gundermann as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gundermann during such fiscal years and are based on valuation assumptions required by the SEC, which may not reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the reported “Total” in the Summary Compensation Table for the applicable year is adjusted to determine the “compensation actually paid” amount as follows:

a.
The amount reflected in the “Stock Award” and “Option Award” columns of the Summary Compensation Table with respect to each NEO has been deducted from the Summary Compensation Table Total and substituted with an equity award value for each year calculated by adding or subtracting, as applicable, the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of such year; (i) the change in fair value from the end of the prior fiscal year of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; and (iii) for awards granted in prior fiscal years that vested in the applicable fiscal year, the amount equal to the change in value as of the vesting date (from the end of the prior fiscal year). The valuation assumptions used to calculate fair values on equity awards do not materially differ from those disclosed at the time of grant.

b.
The pension benefit value reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year is adjusted to account for the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Gundermann during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

c.
The following table discloses the amounts deducted from and added to the total compensation of our principal executive officer in determining our principal executive officer’s compensation actually paid for each fiscal year shown in the pay versus performance table:

Year	Summary Compensation Total	Plus/Minus: Change in Pension Value and Non- Qualified Deferred Compensation Earnings	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Compensation Actually Paid
2024	$2,922,992	$—	—	$(1,299,860)	$1,190,754	$(188,696)	$(77,444)	$2,547,746
2023	$2,650,211	$609,147	—	$(1,000,811)	$1,191,633	$1,260,507	$492,084	$3,984,477
2022	$1,640,327	—	—	$(1,000,010)	$979,770	$(211,354)	$(47,883)	$1,360,850
2021	$2,452,637	—	—	$(1,817,509)	$1,689,993	$(21,241)	$(25,015)	$2,278,865
2020	$2,784,517	$1,953,301	—	$(200,346)	$100,958	$(613,384)	$(234,793)	$(116,350)

Non-PEO NEO Average Total Compensation Amount	$ 1,309,206	1,000,337	723,885	900,929	1,012,628
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,061,486	1,225,010	593,112	801,499	330,482
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs as a group (excluding the CEO) during such fiscal years and are based on valuation assumptions required by the SEC, which may not reflect actual amounts realized at vesting or exercise (as applicable). The average total compensation for the NEOs as a group (excluding the CEO) for each year was adjusted using the same methodology described in footnote (2) to determine the average compensation actually paid.

d.
The following table discloses the amounts deducted from and added to the average total compensation of our NEOs (excluding the CEO) in determining the average compensation actually paid to our NEOs (excluding the CEO) for each fiscal year shown in the pay versus performance table:

Year	Summary Compensation Total	Minus: Change in Pension Value and Non- Qualified Deferred Compensation Earnings	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus: Change in Fair Value as of Year-End of Any Prior Year Awards That Remain Unvested as of Year-End	Plus: Change in Fair Value as of the Vesting Date of Any Prior Year Awards That Vested During Applicable Year	Average Compensation Actually Paid
2024	$1,309,206	$(103,370)	—	$(299,128)	$252,463	$(66,828)	$(30,857)	$1,061,486
2023	$1,000,337	$(183,967)	$21,086	$(200,647)	$240,741	$266,103	$81,357	$1,225,010
2022	$723,885	—	$27,517	$(320,170)	$220,213	$(49,583)	$(8,750)	$593,112
2021	$900,929	$(3,455)	$38,982	$(501,639)	$420,935	$(32,238)	$(22,015)	$801,499
2020	$1,012,628	$(455,508)	$44,516	$(144,327)	$72,736	$(150,877)	$(48,686)	$330,482

Compensation Actually Paid vs. Total Shareholder Return
Comparison of “Compensation Actually Paid” to Company TSR
The chart below shows the “compensation actually paid” to Mr. Gundermann and average “compensation actually paid”
to the other NEOs as compared to the Company’s cumulative TSR in 2020, 2021, 2022, 2023 and 2024.

Compensation Actually Paid vs. Net Income
Comparison of “Compensation Actually Paid” to Net Income (Loss)
The chart below shows the “compensation actually paid” to Mr. Gundermann and average “compensation actually paid”
to the other NEOs as compared to the Company’s Net Income (Loss) for 2020, 2021, 2022, 2023 and 2024.

Compensation Actually Paid vs. Company Selected Measure
Comparison of “Compensation Actually Paid” to Company-Selected Measure (Average Annual Adjusted EBITDA as a Percentage of Average Annual Revenue Over a Three-Year Period)
The chart below shows the “compensation actually paid” to Mr. Gundermann and average “compensation actually paid” to the other NEOs as compared to the Company’s average annual Adjusted EBITDA as a percentage of the Company’s average annual revenue over a three-year period for 2020, 2021, 2022, 2023 and 2024.

Total Shareholder Return Vs Peer Group
Company TSR versus Peer Group TSR
Our 1-year, 2-year, 3-year, 4-year and 5-year Total Shareholder Return (“TSR”) compares lower than the S&P 500 Index - Total Return TSR and was at (-52.67%), (-57.07%), (-63.15%), (-37.69)% and (-42.92)%, respectively. TSR is calculated using the volume-weighted average stock price over the period beginning December 31, 2019 through the end of each applicable fiscal year.
These Pay Versus Performance metrics are based on the Company’s TSR on a relative basis against the S&P 500 Index - Total Return. The graph below shows the Company’s cumulative TSR over the five-year period ending with December 31, 2024 as compared to the Total Return TSR for the S&P 500 Index.

Tabular List, Table
Most Important Performance Measures
The performance measures that Astronics Corporation uses in our executive compensation program are selected based on the objective of incentivizing NEOs to achieve long-term, sustainable growth in shareholder value. As required by
Item 402(v) of Regulation S-K, we have identified the following financial performance measures as being the most important in linking actual compensation paid to executives to the Company’s performance:

Average Annual Adjusted EBITDA as a Percentage of Average Annual Revenue Over a Three-Year Period
Pre-Tax Income
Sales Growth Over the Most Recent Three-Year Period

Total Shareholder Return Amount	$ 57.08	62.31	36.85	42.93	47.33
Peer Group Total Shareholder Return Amount	197.02	157.59	124.79	152.39	118.4
Net Income (Loss)	$ (16,215,000)	$ (26,421,000)	$ (35,747,000)	$ (25,578,000)	$ (115,781,000)
Company Selected Measure Amount	0.081	0.041	0.024	0.071	0.106
PEO Name	Mr. Gundermann	Mr. Gundermann	Mr. Gundermann	Mr. Gundermann	Mr. Gundermann
Measure:: 1
Pay vs Performance Disclosure
Name	Average Annual Adjusted EBITDA as a Percentage of Average Annual Revenue Over a Three-Year Period
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Tax Income
Measure:: 3
Pay vs Performance Disclosure
Name	Sales Growth Over the Most Recent Three-Year Period
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (609,147)	$ 0	$ 0	$ (1,953,301)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,299,860)	(1,000,811)	(1,000,010)	(1,817,509)	(200,346)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,190,754	1,191,633	979,770	1,689,993	100,958
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(188,696)	1,260,507	(211,354)	(21,241)	(613,384)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,444)	492,084	(47,883)	(25,015)	(234,793)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,370)	(183,967)	0	(3,455)	(455,508)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	21,086	27,517	38,982	44,516
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(299,128)	(200,647)	(320,170)	(501,639)	(144,327)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	252,463	240,741	220,213	420,935	72,736
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,828)	266,103	(49,583)	(32,238)	(150,877)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (30,857)	$ 81,357	$ (8,750)	$ (22,015)	$ (48,686)